February 28, 2012

Ms. Mary Cole

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)

Registration Statement on Form N-1A

File Numbers 811-8004; 33-68666

Dear Ms. Cole:

This letter is provided to the Securities and Exchange Commission (the “Commission”) in connection with a response being made on behalf of the Registrant to comments that you provided with respect to Post-Effective Amendment No. 137 under the Securities Act of 1933 to the Registrant’s registration statement on Form N-1A filed with the Commission on December 30, 2011.

The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing is the responsibility of the Registrant. The Registrant acknowledges that any comments or changes to disclosure in the filing provided by the Commission staff, acting pursuant to delegated authority, do not foreclose the Commission from taking any action with respect to the filing and the Registrant represents that it will not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Aston Funds

By:	/s/Gerald F. Dillenburg
Name: Gerald F. Dillenburg
Title: Senior Vice President, Secretary, Chief Operating
Officer and Chief Compliance Officer